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                                       UNITED STATES
                             SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C.  20549

                                          Form 13F

                                     Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2002
                                                 --------------

Check here if Amendment  (      ) ;   Amendment Number:  __________

This Amendment (Check only one.):   (        )  is a restatement.
                                    (        )  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    ING Life Insurance and Annuity Company
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Address: 151 Farmington Avenue, TS41
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Attn:    Laurie M. Tillinghast, Vice President
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         Hartford, CT  06156
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Form 13F File Number: 28 -10165
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Laurie M. Tillinghast
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Title:   Vice President, ING Life Insurance and Annuity Company
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Phone:   860-273-4743
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Signature, Place, and Date of Signing:

/s/ Laurie M. Tillinghast     Hartford, Connecticut    May 15, 2002
-------------------------     ---------------------    ------------
      (Signature)                 (City, State)           (Date)

Report Type (Check only one.):

(     )    13F HOLDINGS REPORT.(Check here if all holdings of this
           reporting manager are reported in this report.)

(  X  )    13F NOTICE.(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

(     )    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                   Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         9
                                           -------------
Form 13F Information Table Entry Total:    0
                                           -------------
Form 13F Information Table Value Total:    0
                                           -------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

SUB-ADVISER                                         FIRMS'S 13f FILE #
-----------                                         ------------------

Fred Alger Management, Inc.                         28-00869

UBS Americas Inc. on behalf of Brinson              028-06199
Advisors, Inc. (28-1533)

UBS Americas Inc. on behalf of DSI International    028-06199
Management, Inc. (28-2977)

Goldman Sachs Group, Inc. on behalf of              028-04981
Goldman Sachs Asset Management

Massachusetts Financial Services Company            028-04968

Allianz Dresdner Asset Management of America        28-2701
L.P. on behalf of Oppenheimer Capital LLC
(28-204) on behalf of OpCap Advisors

Salomon Brothers Asset Management Inc.              028-02568

Scudder Kemper Investments Inc. on behalf of        28-2353
Zurich Scudder Investments, Inc.

T.Rowe Price Associates, Inc.                       28-115